UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2016 (Unaudited)

Deutsche Small Cap Core Fund

	Shares	Value ($)
Common Stocks 93.8%
Consumer Discretionary 10.8%
Auto Components 1.9%
Cooper Tire & Rubber Co.	41,571	1,615,033
Tenneco, Inc.*	21,848	1,364,845
		2,979,878
Diversified Consumer Services 1.3%
K12, Inc.*	125,045	2,145,772
Hotels, Restaurants & Leisure 1.7%
ILG, Inc.	94,926	1,724,805
Sonic Corp.	39,078	1,035,958
		2,760,763
Leisure Products 1.0%
American Outdoor Brands Corp.*	73,500	1,549,380
Specialty Retail 3.8%
American Eagle Outfitters, Inc. (a)	96,070	1,457,382
Caleres, Inc.	51,900	1,703,358
Genesco, Inc.*	19,558	1,214,552
The Children's Place, Inc.	16,767	1,692,629
		6,067,921
Textiles, Apparel & Luxury Goods 1.1%
Movado Group, Inc.	62,100	1,785,375
Consumer Staples 4.8%
Food Products 0.9%
John B. Sanfilippo & Son, Inc.	21,900	1,541,541
Household Products 0.8%
Central Garden & Pet Co. "A"*	39,736	1,227,842
Personal Products 1.0%
Medifast, Inc.	38,000	1,581,940
Tobacco 2.1%
Universal Corp.	31,430	2,003,663
Vector Group Ltd.	60,833	1,383,342
		3,387,005
Energy 3.8%
Energy Equipment & Services 1.9%
Oil States International, Inc.*	33,581	1,309,659
SEACOR Holdings, Inc.*	24,100	1,717,848
		3,027,507
Oil, Gas & Consumable Fuels 1.9%
REX American Resources Corp.*	16,916	1,670,455
Western Refining, Inc.	34,500	1,305,825
		2,976,280
Financials 16.8%
Banks 6.4%
Banco Latinoamericano de Comercio Exterior SA "E"	42,960	1,264,742
First Merchants Corp.	35,348	1,330,852
Great Western Bancorp., Inc.	40,555	1,767,793
Hancock Holding Co.	49,112	2,116,727
Lakeland Bancorp., Inc.	72,570	1,415,115
UMB Financial Corp.	31,133	2,400,977
		10,296,206
Capital Markets 1.7%
Manning & Napier, Inc.	157,746	1,190,982
Piper Jaffray Companies*	21,409	1,552,153
		2,743,135
Insurance 5.8%
American Equity Investment Life Holding Co.	71,100	1,602,594
CNO Financial Group, Inc.	71,372	1,366,774
FBL Financial Group, Inc. "A"	28,091	2,195,312
Selective Insurance Group, Inc.	48,642	2,094,038
United Fire Group, Inc.	40,783	2,005,300
		9,264,018
Mortgage Real Estate Investment Trusts (REITs) 1.9%
Capstead Mortgage Corp.	141,214	1,438,971
Invesco Mortgage Capital, Inc.	108,000	1,576,800
		3,015,771
Thrifts & Mortgage Finance 1.0%
WSFS Financial Corp.	32,635	1,512,632
Health Care 15.5%
Biotechnology 1.4%
Ligand Pharmaceuticals, Inc.* (a)	14,415	1,464,708
Spectrum Pharmaceuticals, Inc.*	177,569	786,630
		2,251,338
Health Care Equipment & Supplies 1.2%
Cynosure, Inc. "A"*	15,800	720,480
STERIS PLC	17,533	1,181,549
		1,902,029
Health Care Providers & Services 8.2%
BioScrip, Inc.* (a)	772,000	802,880
Centene Corp.*	29,509	1,667,554
Chemed Corp.	11,000	1,764,510
Healthways, Inc.*	65,700	1,494,675
Kindred Healthcare, Inc.	141,563	1,111,269
Magellan Health, Inc.*	25,578	1,924,744
Molina Healthcare, Inc.*	25,723	1,395,730
PharMerica Corp.*	51,504	1,295,326
Providence Service Corp.*	44,934	1,709,739
		13,166,427
Health Care Technology 1.0%
HMS Holdings Corp.*	86,668	1,573,891
Life Sciences Tools & Services 1.0%
PAREXEL International Corp.*	25,004	1,643,263
Pharmaceuticals 2.7%
Flamel Technologies SA (ADR)*	242,973	2,524,489
Prestige Brands Holdings, Inc.*	33,235	1,731,544
		4,256,033
Industrials 16.0%
Aerospace & Defense 3.3%
Curtiss-Wright Corp.	15,200	1,495,072
DigitalGlobe, Inc.*	71,350	2,044,177
Moog, Inc. "A"*	26,900	1,766,792
		5,306,041
Airlines 1.9%
Hawaiian Holdings, Inc.*	35,275	2,010,675
JetBlue Airways Corp.*	48,454	1,086,339
		3,097,014
Commercial Services & Supplies 2.3%
Deluxe Corp.	20,306	1,454,113
Ennis, Inc.	129,966	2,254,910
		3,709,023
Construction & Engineering 1.2%
Aegion Corp.*	83,227	1,972,480
Electrical Equipment 1.0%
Babcock & Wilcox Enterprises, Inc.*	90,600	1,503,054
Machinery 4.3%
Chart Industries, Inc.*	48,100	1,732,562
Greenbrier Companies, Inc. (a)	44,000	1,828,200
Titan International, Inc.	155,637	1,744,691
Wabash National Corp.*	97,442	1,541,532
		6,846,985
Road & Rail 0.9%
ArcBest Corp.	50,350	1,392,178
Trading Companies & Distributors 1.1%
Applied Industrial Technologies, Inc.	28,425	1,688,445
Information Technology 17.3%
Communications Equipment 1.1%
NETGEAR, Inc.*	32,789	1,782,082
Electronic Equipment, Instruments & Components 4.5%
Benchmark Electronics, Inc.*	65,110	1,985,855
II-VI, Inc.*	75,140	2,227,901
Sanmina Corp.*	45,928	1,683,261
Tech Data Corp.*	15,607	1,321,601
		7,218,618
Internet Software & Services 3.0%
j2 Global, Inc.	22,345	1,827,821
NIC, Inc.	63,800	1,524,820
WebMD Health Corp.* (a)	28,782	1,426,724
		4,779,365
IT Services 3.7%
Cardtronics PLC "A"*	33,053	1,803,702
ManTech International Corp. "A"	39,665	1,675,846
NeuStar, Inc. "A"*	38,302	1,279,287
Sykes Enterprises, Inc.*	37,939	1,094,920
		5,853,755
Semiconductors & Semiconductor Equipment 3.1%
Microsemi Corp.*	20,026	1,080,803
Photronics, Inc.*	194,990	2,203,387
Synaptics, Inc.*	32,400	1,735,992
		5,020,182
Software 1.9%
Take-Two Interactive Software, Inc.*	31,857	1,570,231
Verint Systems, Inc.*	43,300	1,526,325
		3,096,556
Materials 5.7%
Chemicals 3.4%
Innophos Holdings, Inc.	43,878	2,293,064
Olin Corp.	48,700	1,247,207
Trinseo SA	32,043	1,900,150
		5,440,421
Containers & Packaging 0.7%
AEP Industries, Inc.	9,981	1,158,794
Metals & Mining 1.6%
SunCoke Energy, Inc.	227,333	2,577,956
Real Estate 2.1%
Equity Real Estate Investment Trusts (REITs)
Hersha Hospitality Trust	76,932	1,654,038
LaSalle Hotel Properties	55,400	1,688,038
		3,342,076
Utilities 1.0%
Multi-Utilities
Unitil Corp.	35,993	1,631,923
Total Common Stocks (Cost $118,870,975)		150,072,895
Convertible Preferred Stock 0.1%
Health Care
Providence Service Corp., 5.5% (Cost $121,200)	1,212	115,639
Exchange-Traded Funds 2.1%
iShares Russell 2000 ETF	10,732	1,447,210
iShares U.S. Regional Banks ETF (a)	42,700	1,937,726
Total Exchange-Traded Funds (Cost $3,097,836)		3,384,936
Securities Lending Collateral 4.6%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.42% (b) (c) (Cost $7,375,993)	7,375,993	7,375,993
Cash Equivalents 3.5%
Deutsche Central Cash Management Government Fund, 0.49% (b) (Cost $5,563,743)	5,563,743	5,563,743
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $135,029,747) †	104.1	166,513,206
Other Assets and Liabilities, Net	(4.1)	(6,489,353)
Net Assets	100.0	160,023,853

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $135,066,421. At December 31, 2016, net unrealized appreciation for all securities based on tax cost was $31,446,785. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $35,968,770 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,521,985.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2016 amounted to $7,126,521, which is 4.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$150,072,895	$—	$—	$150,072,895
Convertible Preferred Stocks (d)	—	—	115,639	115,639
Exchange-Traded Funds	3,384,936	—	—	3,384,993
Short-Term Investments (d)	12,939,736	—	—	12,939,736
Total	$166,397,567	$—	$115,639	$166,513,206

There have been no transfers between fair value measurement levels during the period ended December 31, 2016.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Core Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2017